Provision for Income taxes - Schedule of Tax Effects of Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 86,060	$ 151,393
Foreign tax credit carryforwards	92,734	81,510
Research and development credit carryforwards	31,251	31,251
Alternative minimum tax credit carryforwards	5,575	5,055
Deferred revenue	32,496	34,373
Other	47,496	49,717
Subtotal	295,612	353,299
Valuation allowances	(222,049)	(276,230)
Total deferred tax assets	73,563	77,069
Deferred tax liabilities:
Property, plant and equipment	(47,954)	(67,139)
Other	(24,805)	(15,615)
Total deferred tax liabilities	(72,759)	(82,754)
Deferred tax assets, net	$ 804
Deferred tax liabilities, net		$ (5,685)